Shareholder Report, Average Annual Return (Details) - Without Sales Load [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000028787
Average Annual Return [Line Items]
Average Annual Return, Percent	23.32%	14.76%	12.05%
C000028788
Average Annual Return [Line Items]
Average Annual Return, Percent	23.85%	15.28%	12.56%
C000028789
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	14.98%	12.27%
C000074892
Average Annual Return [Line Items]
Average Annual Return, Percent	23.36%	14.82%	12.11%